Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

May 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Bramshill Multi-Strategy Income Fund, Gramercy Emerging Markets Debt Fund, Robinson Opportunistic Income Fund, and Robinson Tax Advantaged Income Fund, each a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 1247 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on April 29, 2025, with an effective date of April 30, 2025.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/Carmen M. Castillo-Andino

Carmen M. Castillo-Andino

Investment Managers Series Trust